Valuation adjustments	12 Months Ended
Dec. 31, 2017
Valuation adjustments
Valuation adjustments

28.  Valuation adjustments

The balances of Valuation adjustments include the amounts, net of the related deferred tax effect, of the adjustments to assets and liabilities recognized temporarily in consolidated equity through the consolidated other comprehensive income. The amounts arising from subsidiaries are presented, on a line by line basis, in the appropriate items according to their nature.

It should be noted that the consolidated statement of comprehensive income presents items separately according to their nature, grouping together those, which pursuant to the applicable IFRS, will not be subsequently reclassified to the consolidated income statement when the requirements established by the related IFRS are met. In addition, with respect to items that may be reclassified to the consolidated income statement, the consolidated statement of comprehensive income includes changes in Valuation adjustments as follows:

a)   Available-for-sale financial assets

Valuation adjustments - Available-for-sale financial assets include the net amount of unrealized gains or losses in the valuation of assets classified as available-for-sale financial assets (see Notes 9 and 10).

The breakdown by type of financial instrument of Valuation adjustments - Available-for-sale financial assets at December 31, 2016 and 2017 is as follows:

	12/31/2016				12/31/2017
			Net				Net
			Valuation				Valuation
	Valuation	Valuation	Gains/	Fair	Valuation	Valuation	Gains/	Fair
	Gains	Losses	(Losses)	Value	Gains	Losses	(Losses)	Value

Debt instruments	498	(3,951)	(3,453)	154,318	2,784	(849)	1,935	164,947
Equity instruments	1	(53)	(52)	326	23	(26)	(3)	795

At the end of each year, the Bank assesses whether there is any objective evidence that the financial instruments classified as available-for-sale (debt securities and equity instruments) are impaired.

This assessment includes but is not limited to an analysis of the following information: i) the issuer’s economic and financial position, the existence of default or late payment, analysis of the issuer’s solvency, the evolution of its business, short-term projections, trends observed with respect to its earnings and, if applicable, its dividend distribution policy; ii) market-related information such as changes in the general economic situation, changes in the issuer’s sector which might affect its ability to pay; iii) changes in the fair value of the security analyzed, analysis of the origins of such changes - whether they are intrinsic or the result of the general uncertainty concerning the economy or the country - and iv) independent analysts’ reports and forecasts and other independent market information.

If, after the above assessment has been carried out, the Bank considers that the presence of one or more of these factors could affect recovery of the cost of the asset, an impairment loss is recognized in the consolidated income statement for the loss in the consolidated other comprehensive income under Valuation adjustments. In addition, where the Bank does not intend and/or is not able to hold the investment for a sufficient amount of time to recover the cost, the instrument is written down and its valuation recognized temporarily under Valuation adjustments in the consolidated other comprehensive income is reclassified to the consolidated income statement.

A summary of changes in the cumulative valuation adjustments recorded to Available-for-sale financial assets is as follows:

	Debt	Equity
	Instruments	Instruments	Total

Balance at January 1, 2015	(558)	12	(546)
Valuation adjustments	(192)	(4)	(196)
Amounts reclassified to consolidated income statement	161	—	161
Income taxes	51	2	53
Balance at December 31, 2015	(538)	10	(528)
Valuation adjustments	(3,453)	(52)	(3,505)
Amounts reclassified to consolidated income statement	(120)	—	(120)
Income taxes	1,158	16	1,174
Balance at December 31, 2016	(2,953)	(26)	(2,979)
Valuation adjustments	1,935	(3)	1,932
Amounts reclassified to consolidated income statement	(9)	—	(9)
Income taxes	(478)	1	(477)
Balance at December 31, 2017	(1,505)	(28)	(1,533)

b)   Cash flow hedges

Valuation adjustments - Cash flow hedges include the gains or losses attributable to hedging instruments that qualify as effective hedges. These amounts will remain under this heading until they are reclassified in the consolidated income statement in the periods in which the hedged items affect profit or loss (see Note 13).

The breakdown of the accumulated gain or loss on the effective portion of the hedging to the cumulative valuation adjustment for cash flow hedges is presented as follows:

	2016	2017

Accumulated (loss)/gain on cash flow hedges	1,297	302
Accumulated gain related to discontinued cash flow hedges (Note 13)	86	54
Balance at December 31,	1,383	356